Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000004917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Shares
Average Annual Return, Percent	14.05%	21.34%	15.28%	11.83%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.29%	24.56%	15.05%	12.86%